UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21369

                      Oppenheimer International Value Trust
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                      Date of reporting period: 07/31/2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--93.4%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.7%
--------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Continental AG                                                            18,071   $    2,595,081
--------------------------------------------------------------------------------------------------
AUTOMOBILES--4.8%
Bayerische Motoren Werke AG                                               71,986        4,458,806
--------------------------------------------------------------------------------------------------
Hyundai Motor Co.                                                         44,504        3,913,657
--------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                        38,180        2,310,203
                                                                                   ---------------
                                                                                       10,682,666
--------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.8%
Medion AG 1                                                              102,877        1,846,421
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Compass Group plc                                                        284,580        1,919,158
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.1%
Barratt Developments plc                                                  27,700          522,064
--------------------------------------------------------------------------------------------------
Haseko Corp. 1                                                         2,197,000        5,852,933
--------------------------------------------------------------------------------------------------
Waterford Wedgwood plc 1                                              11,052,960          537,624
                                                                                   ---------------
                                                                                        6,912,621
--------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Sega Sammy Holdings, Inc.                                                183,200        2,624,621
--------------------------------------------------------------------------------------------------
MEDIA--2.7%
British Sky Broadcasting Group plc                                       159,569        2,142,816
--------------------------------------------------------------------------------------------------
Vivendi SA                                                                88,710        3,764,470
                                                                                   ---------------
                                                                                        5,907,286
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Aoyama Trading Co.                                                        57,473        1,659,204
--------------------------------------------------------------------------------------------------
DSG International plc                                                    412,080        1,296,263
--------------------------------------------------------------------------------------------------
Kingfisher plc                                                           629,563        2,715,966
--------------------------------------------------------------------------------------------------
Signet Group plc                                                         521,810        1,028,195
                                                                                   ---------------
                                                                                        6,699,628
--------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Aksa Akrilik Kimya Sanayii AS                                          1,773,904        5,190,843
--------------------------------------------------------------------------------------------------
Asics Corp.                                                              106,000        1,451,341
                                                                                   ---------------
                                                                                        6,642,184
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.0%
--------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Heineken NV                                                               32,050        2,032,528
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Tesco plc                                                                416,346        3,418,566
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.7%
Nestle SA                                                                 12,711        4,856,088
--------------------------------------------------------------------------------------------------
Unilever NV                                                              112,361        3,390,339
                                                                                   ---------------
                                                                                        8,246,427
--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Coreana Cosmetics Co. Ltd. 1                                             822,711        1,270,873
--------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Amorepacific Corp.                                                         1,331          958,523
--------------------------------------------------------------------------------------------------
Pacific Corp.                                                              8,730        1,747,425
                                                                                   ---------------
                                                                                        2,705,948


                    1 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------
ENERGY--7.0%
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.6%
Petroleum Geo-Services ASA                                                95,600   $    2,272,197
--------------------------------------------------------------------------------------------------
Seabird Exploration Ltd. 1                                               567,505        3,587,107
                                                                                   ---------------
                                                                                        5,859,304
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.4%
Eni SpA                                                                  145,390        5,081,179
--------------------------------------------------------------------------------------------------
Thai Oil Public Co. Ltd. 2                                               376,800          970,698
--------------------------------------------------------------------------------------------------
Total SA                                                                  46,880        3,707,823
                                                                                   ---------------
                                                                                        9,759,700
--------------------------------------------------------------------------------------------------
FINANCIALS--22.2%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
Ichiyoshi Securities Co. Ltd.                                             42,700          565,936
--------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                               100,500        1,917,074
--------------------------------------------------------------------------------------------------
RHJ International Ltd. 1                                                 106,242        2,150,510
                                                                                   ---------------
                                                                                        4,633,520
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--10.0%
ABN Amro Holding NV                                                       77,974        3,740,734
--------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                   134,726        2,491,221
--------------------------------------------------------------------------------------------------
Bank of Ireland                                                          286,684        5,471,593
--------------------------------------------------------------------------------------------------
Credit Agricole SA                                                       112,601        4,297,264
--------------------------------------------------------------------------------------------------
Danske Bank AS                                                            27,490        1,156,503
--------------------------------------------------------------------------------------------------
National Bank of Greece SA                                                28,740        1,700,581
--------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                   269,099        3,219,754
                                                                                   ---------------
                                                                                       22,077,650
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Investor AB, B Shares                                                    105,287        2,752,093
--------------------------------------------------------------------------------------------------
DO NOT USE-REAL ESTATE--2.1%
Emperor Entertainment Hotel Ltd.                                       4,909,000        1,278,271
--------------------------------------------------------------------------------------------------
First Juken Co. Ltd.                                                     406,300        3,343,962
                                                                                   ---------------
                                                                                        4,622,233
--------------------------------------------------------------------------------------------------
INSURANCE--6.3%
Aegon NV                                                                 223,294        4,052,027
--------------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                        110,148        3,841,165
--------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                     70,982        6,064,825
                                                                                   ---------------
                                                                                       13,958,017
--------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Shanghai Forte Land Co. Ltd.                                           1,593,000        1,081,803
--------------------------------------------------------------------------------------------------
HEALTH CARE--7.0%
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Mediceo Paltac Holdings Co. Ltd.                                         117,160        1,727,363
--------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.8%
iSOFT Group plc 1                                                      1,348,300        1,780,061
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.4%
GlaxoSmithKline plc 3                                                    119,968        3,058,046
--------------------------------------------------------------------------------------------------
Novartis AG                                                               58,599        3,165,497
--------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                         35,300        2,950,869
--------------------------------------------------------------------------------------------------


                    2 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Takeda Pharmaceutical Co. Ltd.                                            44,600   $    2,911,995
                                                                                   ---------------
                                                                                       12,086,407
--------------------------------------------------------------------------------------------------
INDUSTRIALS--11.2%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Safran SA                                                                 86,486        2,151,005
--------------------------------------------------------------------------------------------------
AIRLINES--2.6%
Deutsche Lufthansa AG                                                     72,126        2,019,073
--------------------------------------------------------------------------------------------------
Jazz Air Income Fund                                                     226,100        1,708,255
--------------------------------------------------------------------------------------------------
Turk Hava Yollari Anonim Ortakligi 1                                     273,800        2,035,828
                                                                                   ---------------
                                                                                        5,763,156
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.1%
Bacou-Dalloz SA                                                           12,510        1,831,546
--------------------------------------------------------------------------------------------------
Buhrmann NV                                                              152,100        2,062,444
--------------------------------------------------------------------------------------------------
Quebecor World, Inc.                                                     249,221        2,864,126
                                                                                   ---------------
                                                                                        6,758,116
--------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.5%
Joongang Construction Co. Ltd.                                           114,790        2,234,510
--------------------------------------------------------------------------------------------------
Technical Olympic SA 1                                                   716,287        1,897,578
--------------------------------------------------------------------------------------------------
Vinci SA                                                                  20,160        1,441,076
                                                                                   ---------------
                                                                                        5,573,164
--------------------------------------------------------------------------------------------------
MACHINERY--0.6%
GEA Group AG 1                                                            42,248        1,368,605
--------------------------------------------------------------------------------------------------
MARINE--0.8%
Evergreen Marine Corp.                                                 2,461,000        1,676,471
--------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.6%
Master Marine AS 1,2                                                      16,000           35,679
--------------------------------------------------------------------------------------------------
Master Marine AS 1,2                                                     619,900        1,382,341
                                                                                   ---------------
                                                                                        1,418,020
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.4%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
Nokia Oyj                                                                154,350        4,415,084
--------------------------------------------------------------------------------------------------
SunCorp Technologies Ltd. 1                                            5,412,000          318,101
--------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                448,200        1,679,241
                                                                                   ---------------
                                                                                        6,412,426
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.6%
Fujitsu Ltd.                                                             321,300        2,129,901
--------------------------------------------------------------------------------------------------
Japan Digital Laboratory Co. Ltd.                                        286,400        3,660,234
                                                                                   ---------------
                                                                                        5,790,135
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Grande Holdings Ltd. (The)                                             1,164,000          531,527
--------------------------------------------------------------------------------------------------
Nichicon Corp.                                                           109,500        1,716,166
                                                                                   ---------------
                                                                                        2,247,693
--------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.9%
Canon, Inc.                                                               35,370        1,879,277


                    3 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------
MATERIALS--3.6%
--------------------------------------------------------------------------------------------------
CHEMICALS--1.2%
Arkema 1                                                                  26,982   $    1,740,167
--------------------------------------------------------------------------------------------------
Polynt SpA                                                               191,056          908,347
                                                                                   ---------------
                                                                                        2,648,514
--------------------------------------------------------------------------------------------------
METALS & MINING--2.0%
Arcelor Mittal                                                            24,885        1,523,209
--------------------------------------------------------------------------------------------------
Hindalco Industries Ltd.                                                 693,600        2,893,073
                                                                                   ---------------
                                                                                        4,416,282
--------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
PaperlinX Ltd.                                                           349,600          946,787
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.6%
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
Cable & Wireless plc                                                     469,735        1,611,948
--------------------------------------------------------------------------------------------------
France Telecom SA                                                        131,841        3,539,075
--------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                       693,210        1,493,196
--------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                                    1,085,990        1,856,266
                                                                                   ---------------
                                                                                        8,500,485
--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
KDDI Corp.                                                                   267        1,780,526
--------------------------------------------------------------------------------------------------
Vodafone Group plc                                                       692,798        2,102,033
                                                                                   ---------------
                                                                                        3,882,559
--------------------------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)                                          26,240        1,490,693
                                                                                   ---------------
Total Common Stocks (Cost $179,220,210)                                               206,765,547

                                                                       PRINCIPAL
                                                                          AMOUNT
--------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.2%
--------------------------------------------------------------------------------------------------
AED Oil Ltd., 6.50% Cv. Unsec. Unsub. Nts., 2/23/12                  $ 1,846,000        2,252,120
--------------------------------------------------------------------------------------------------
Master Marine AS, 6% Cv. Nts., 6/1/10 2 [NOK]                          2,874,000          492,989
                                                                                   ---------------
Total Convertible Corporate Bonds and Notes (Cost $2,569,599)                           2,745,109

                                                                          SHARES
--------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.0%
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 4,5
(Cost $8,752,915)                                                      8,752,915        8,752,915
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $190,542,724)                             98.6%     218,263,571
--------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              1.4        3,171,502

                                                                     -----------------------------
NET ASSETS                                                                 100.0%  $  221,435,073
                                                                     =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

NOK   Norwegian Krone


                    4 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $2,881,707, which represents 1.30% of the Fund's net assets. See accompanying Notes.

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES         GROSS          GROSS          SHARES
                                                            APRIL 30, 2007     ADDITIONS     REDUCTIONS   JULY 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E               6,813,546    35,355,605     33,416,236       8,752,915

                                                                                                               DIVIDEND
                                                                                                  VALUE          INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $   8,752,915    $     94,598

5. Rate shown is the 7-day yield as of July 31, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE    PERCENT
--------------------------------------------------------------------------------
Japan                                                $     37,021,429     17.0%
France                                                     25,423,295     11.6
United Kingdom                                             24,814,870     11.4
The Netherlands                                            16,801,281      7.7
Switzerland                                                14,086,410      6.5
Germany                                                    12,287,986      5.6
Italy                                                      11,323,887      5.2
Korea, Republic of South                                   10,124,988      4.6
United States                                               8,752,915      4.0
Ireland                                                     8,500,438      3.9
Norway                                                      7,770,313      3.6
Turkey                                                      7,226,671      3.3
Canada                                                      4,572,381      2.1
Sweden                                                      4,431,334      2.0
Finland                                                     4,415,084      2.0
Greece                                                      3,598,159      1.6
Australia                                                   3,198,907      1.5
India                                                       2,893,073      1.3
Belgium                                                     2,150,510      1.0
Mexico                                                      1,856,266      0.9
Taiwan                                                      1,676,471      0.8
Bermuda                                                     1,278,271      0.6
Denmark                                                     1,156,503      0.5
China                                                       1,081,803      0.5
Thailand                                                      970,698      0.4
Hong Kong                                                     849,628      0.4

                                                     ---------------------------
Total                                                $    218,263,571    100.0%

                                                     ===========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by


                    5 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.


                    6 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of July 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                             EXPIRATION   CONTRACT AMOUNT       VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION              DATES            (000S)         JULY 31, 2007   APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro (EUR)               8/1/07-9/28/07            11,670 EUR   $    15,993,150   $         --     $  297,553
Hong Kong Dollar (HKD)           8/1/07             1,533 HKD           195,822             35             --
Japanese Yen (JPY)       8/1/07-9/28/07           642,421 JPY         5,462,182         99,061            759
                                                                                  ----------------------------
                                                                                  $     99,096     $  298,312
                                                                                  ============================

ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   191,325,531
Federal tax cost of other investments                 243,822
                                              ----------------
Total federal tax cost                        $   191,569,353
                                              ================

Gross unrealized appreciation                 $    33,774,077
Gross unrealized depreciation                      (6,902,384)
                                              ----------------
Net unrealized appreciation                   $    26,871,693
                                              ================


                    7 | OPPENHEIMER INTERNATIONAL VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007